Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash on hand				$ 4,708
Cash at bank	$ 3,046,602	24,522		394,516
Total	$ 3,046,602	$ 24,522	$ 126,784	$ 399,224	$ 162,485